Average Annual Total Returns - AIG Government Money Market Fund	Class A Past One Year	Class A Past Five Years	Class A Past Ten Years	Class I Past One Year	Class I Past Five Years	Class I Past Ten Years
Total	0.13%	0.43%	0.22%	0.16%	0.54%	0.27%